Document and Entity Information	Jul. 22, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001641489
Document Type	8-K
Document Period End Date	Jul. 22, 2022
Entity Registrant Name	vTv Therapeutics Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37524
Entity Tax Identification Number	47-3916571
Entity Address, Address Line One	3980 Premier Drive
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	High Point
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27265
City Area Code	(336)
Local Phone Number	841-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	VTVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false